Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS
Cash	$ 4,912,442	$ 1,266,873
Restricted cash	23,312
Short-term investments	549,895	3,551,968
Accounts receivable from third-party customers, net	2,367,326	1,916,840
Accounts receivable – related parties	515,193	559,465
Inventories, net	4,203,163	2,860,700
Due from related parties	32,528
Prepayments and other current assets	1,662,272	1,471,612
Total current assets	14,266,131	11,627,458
Property, plant and equipment, net	69,876,039	43,533,512
Right-of-use lease assets	5,170,395	5,123,898
Intangible assets, net	2,223,285	2,104,803
Long-term investments in equity investees	1,703,900	1,046,360
Deferred tax assets	605,658	115,230
TOTAL ASSETS	93,845,408	63,551,261
CURRENT LIABILITIES
Short-term bank loans	704,446	5,142,000
Current portion of long-term loan	796,416
Accounts payable	847,151	705,223
Accounts payable – related parties	350,199	305,215
Due to a related party	2,001,940	25,462
Advance from customers	209,508	152,299
Taxes payable	4,443,192	2,814,411
Accrued liabilities and other payable	11,737,680	1,452,408
Operating lease liabilities, current	171,803	172,716
Total current liabilities	21,262,335	10,769,734
Long term bank loan	6,557,608	73,300
Operating lease liabilities, non-current	1,123,060	1,200,299
TOTAL LIABILITIES	28,943,003	12,043,333
Commitments
EQUITY
Additional paid-in capital	60,355,278	53,221,610
Statutory reserve	291,443	191,716
Retained earnings	4,628,708	3,216,071
Accumulated other comprehensive loss	(960,285)	(5,787,965)
Total Dogness (International) Corporation stockholders’ equity	64,374,393	50,893,259
Noncontrolling interest	528,012	614,669
Total equity	64,902,405	51,507,928
TOTAL LIABILITIES AND EQUITY	93,845,408	63,551,261
Common Class A [Member]
EQUITY
Common stock	41,111	33,689
Common Class B [Member]
EQUITY
Common stock	$ 18,138	$ 18,138